Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 183,091	€ 153,839
FINANCIAL ASSETS HELD FOR TRADING	102,792	114,945
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,838	4,486
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	56,486	48,717
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	114,505	120,953
FINANCIAL ASSETS AT AMORTISED COST	1,003,417	958,378
HEDGING DERIVATIVES	5,430	8,325
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	1,434	1,980
INVESTMENTS	7,562	7,622
Joint venture entities	1,620	1,492
Associated entities	5,942	6,130
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	276	261
TANGIBLE ASSETS	32,678	32,735
Property, plant and equipment	31,712	31,772
Investment properties	966	963
INTANGIBLE ASSETS	16,454	15,908
Goodwill	12,854	12,471
Other intangible assets	3,600	3,437
TAX ASSETS	24,707	24,586
Current tax assets	4,956	5,340
Deferred tax assets	19,751	19,246
OTHER ASSETS	9,889	11,070
Insurance contracts linked to pensions	162	174
Inventories	5	5
Other	9,722	10,891
NON-CURRENT ASSETS HELD FOR SALE	5,077	4,445
TOTAL ASSETS	1,568,636	1,508,250
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	68,982	81,167
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	54,131	48,038
FINANCIAL LIABILITIES AT AMORTISED COST	1,310,433	1,248,188
HEDGING DERIVATIVES	6,573	6,869
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	427	286
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	1,014	910
PROVISIONS	10,400	10,852
TAX LIABILITIES	9,154	8,282
Current tax liabilities	2,711	2,349
Deferred tax liabilities	6,443	5,933
OTHER LIABILITIES	11,777	12,336
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0
TOTAL LIABILITIES	1,472,891	1,416,928
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	117,552	114,620
CAPITAL	8,670	8,670
Called up paid capital	8,670	8,670
Unpaid capital which has been called up	0	0
SHARE PREMIUM	47,979	52,013
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	641	627
Equity component of the compound financial instrument	0	0
Other equity instruments issued	641	627
OTHER EQUITY	165	163
ACCUMULATED RETAINED EARNINGS	60,280	65,583
REVALUATION RESERVES	0	0
OTHER RESERVES	(3,762)	(3,596)
(-) OWN SHARES	(96)	(69)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	3,675	(8,771)
(-) INTERIM DIVIDENDS	0	0
OTHER ACCUMULATED COMPREHENSIVE INCOME	(32,181)	(33,144)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(4,962)	(5,328)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(27,219)	(27,816)
NON-CONTROLLING INTEREST	10,374	9,846
Other comprehensive income	(1,817)	(1,800)
Other items	12,191	11,646
TOTAL EQUITY	95,745	91,322
TOTAL LIABILITIES AND EQUITY	1,568,636	1,508,250
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	247,154	241,230
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,121	12,377
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	81,277	64,538
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS	3,454	3,976
Other long term employee benefits
LIABILITIES
PROVISIONS	1,407	1,751
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,169	2,200
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	661	700
Other provisions
LIABILITIES
PROVISIONS	2,709	2,225
For own-use
ASSETS
Property, plant and equipment	12,921	13,213
Leased out under an operating lease
ASSETS
Property, plant and equipment	18,791	18,559
Investment properties	€ 863	€ 793